Investments in associates and joint ventures (Details 5) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes Jointly Controlled By Banco Santander [Abstract]
Balance at beginning of year		R$ 1,032,382	R$ 845,704	R$ 969,097
Additions / disposals (net) due to change in the scope of consolidation		(51,073)	0	0
Additions /disposals	[1]	746	119,557	34,154
Capital reduction		0	36,051	0
Share of results of entities accounted for using the equity method		148,912	65,373	70,334
Dividends proposed/received		(69,904)	(35,351)	(200,620)
Others		(11,553)	1,048	(27,261)
Balance at end of year		1,049,510	1,032,382	845,704
Significant Influence of Banco Santander
Balance at beginning of year		20,933	20,860	20,980
Share of results of entities accounted for using the equity method		576	585	1,217
Dividends proposed/received		(257)	(512)	(1,337)
Balance at end of year		R$ 21,252	R$ 20,933	R$ 20,860

[1]	At the EGM held in October 5, 2017, it was approved the share capital increase of the Gestora de Credito in the amount of R$285,205, that way its share capital increased from R$65,823 to R$351,028, through the issuance of 29,013,700 new shares, being 14,506,850 as ordinary shares, 5,802,740 preferred shares Class A, 5,802,740 preferred shares Class B, and 2,901,370 preferred shares Class C, without par value, at the issuance price of R$ 9,83 per share. It was also approved by unanimous decision the payment timetable of the new shares issuance made by the Management of Gestora de Credito. That way, the share capital increase was fully subscribed at the same day by the shareholders in the proportion of 20% of each interest which were partially paid.